Capital management	12 Months Ended
Dec. 31, 2023
Capital management [abstract]
Capital management
28.

Capital management
Cameco’s management considers its capital structure to consist of bank overdrafts, long-term debt, short-term debt (net of cash and cash equivalents and short-term investments), non-controlling interest and shareholders’ equity.
Cameco’s capital structure reflects its strategy and the environment in which it operates. Delivering returns to long-term shareholders is a top priority. The Company’s objective is to maximize cash flow while maintaining its investment grade rating through close capital management of our balance sheet metrics. Capital resources are managed to allow it to support achievement of its goals while managing financial risks such as weakness in the market, litigation risk and refinancing risk.
The overall objectives for managing capital in 2023 reflect the environment that the Company is operating in, similar to the prior comparative period.
The capital structure at December 31 was as follows:
2023 2022
Current portion of long-term debt [note 14] $ 499,821 $ -
Long-term debt [note 14] 1,284,353 997,000
Cash and cash equivalents (566,809) (1,143,674)
Short-term investments - (1,138,174)
Net debt 1,217,365 (1,284,848)
Non-controlling interest 4 11
Shareholders' equity 6,094,305 5,836,054
Total

equity
6,094,309 5,836,065
Total capital $ 7,311,674 $ 4,551,217
Cameco is bound by certain covenants in its general credit facilities. These covenants place restrictions on total debt, including guarantees and set minimum levels for net worth. As of December 31, 2023, Cameco met these requirements.